American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2024

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.9%
Focused Dynamic Growth Fund G Class(2)	659,327	37,614,584
Focused Large Cap Value Fund G Class	15,228,196	156,393,568
Growth Fund G Class	1,948,315	105,754,526
Heritage Fund G Class	2,668,149	73,187,321
Mid Cap Value Fund G Class	5,478,501	86,067,255
Select Fund G Class	111,332	12,234,318
Small Cap Growth Fund G Class(2)	1,562,282	32,542,326
Small Cap Value Fund G Class	3,151,802	32,778,742
Sustainable Equity Fund G Class	3,399,618	170,422,869
		706,995,509
Domestic Fixed Income Funds — 23.1%
Diversified Bond Fund G Class	26,886,649	239,291,179
High Income Fund G Class	7,122,644	60,115,118
Inflation-Adjusted Bond Fund G Class	4,704,371	47,984,581
		347,390,878
International Equity Funds — 21.2%
Emerging Markets Fund G Class	6,959,349	74,673,812
Global Real Estate Fund G Class	2,608,687	30,573,812
International Growth Fund G Class	7,165,523	87,562,696
International Small-Mid Cap Fund G Class	3,375,241	32,908,599
International Value Fund G Class	6,452,678	55,557,556
Non-U.S. Intrinsic Value Fund G Class	4,095,182	38,412,803
		319,689,278
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	4,137,558	35,955,380
Global Bond Fund G Class	11,227,407	95,882,057
		131,837,437
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,298,990,859)		1,505,913,102
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,505,913,102

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$40,418	$717	$5,328	$1,808	$37,615	659	$3,373	—
Focused Large Cap Value Fund	156,164	13,801	16,545	2,974	156,394	15,228	289	$5,705
Growth Fund	94,602	20,817	15,928	6,264	105,755	1,948	4,032	4,650
Heritage Fund	81,035	5,643	16,299	2,808	73,187	2,668	3,991	495
Mid Cap Value Fund	91,841	8,296	11,366	(2,704)	86,067	5,479	483	4,593
Select Fund	—	12,088	336	482	12,234	111	22	569
Small Cap Growth Fund(3)	20,401	14,165	3,401	1,377	32,542	1,562	(139)	—
Small Cap Value Fund	20,825	14,227	3,052	779	32,779	3,152	226	433
Sustainable Equity Fund	184,906	8,953	32,821	9,385	170,423	3,400	4,021	4,257
Diversified Bond Fund	237,462	31,213	26,687	(2,697)	239,291	26,887	(5,254)	8,462
High Income Fund	59,572	4,557	5,561	1,547	60,115	7,123	(832)	3,186
Inflation-Adjusted Bond Fund	46,796	4,459	1,948	(1,322)	47,985	4,704	(339)	1,624
Emerging Markets Fund	75,327	6,531	8,597	1,413	74,674	6,959	(1,647)	1,813
Global Real Estate Fund	30,439	2,667	2,223	(309)	30,574	2,609	(273)	1,089
International Growth Fund	87,692	8,433	7,107	(1,455)	87,563	7,166	372	1,522
International Small-Mid Cap Fund	32,537	2,225	2,697	844	32,909	3,375	(554)	707
International Value Fund	55,284	4,302	4,805	777	55,558	6,453	230	2,987
Non-U.S. Intrinsic Value Fund	39,723	5,825	2,744	(4,392)	38,412	4,095	(129)	4,801
Emerging Markets Debt Fund	35,639	2,133	743	(1,075)	35,954	4,138	(139)	1,682
Global Bond Fund	94,968	7,650	7,416	680	95,882	11,227	(1,454)	2,498
Disciplined Growth Fund	23,376	79	16,019	(7,436)	—	—	8,210	79
	$1,509,007	$178,781	$191,623	$9,748	$1,505,913	118,943	$14,489	$51,152
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.